AdvisorOne Funds

Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Select Appreciation Fund, Enhanced Income Fund, Flexible Income Fund and Shelter Fund, each a series of the Registrant.

Incorporated herein by reference is the definitive version of the prospectus for the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Select Appreciation Fund, Enhanced Income Fund, Flexible Income Fund and Shelter Fund pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 30, 2013 (SEC Accession No. 0000910472-13-003594).